Financial instruments (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Financial instruments [Abstract]
Allowance for doubtful accounts at the beginning of the Period	$ 32,634	$ 34,936
Adjustment to initial balance derived from the adoption of IFRS 9	1,057	(2,967)	$ 8,038
Increase / (decrease) of impairment provision	1,057	(2,967)
Provision used	(984)	(1,636)
Allowance for doubtful accounts at the end of the year	32,707	32,634	$ 34,936
Trade and Other Receivables allowance current	16,192	14,756
Other receivables allowance current	5,192	5,148
Related party receivables allowance current	61,227	42,790		$ 61,227
Recovery of Insurance	320	827
Impairment of Accounts Receivable Provision	32,707	32,634
Renegotiated allowance	1,905	2,056
Non-renegotiated allowance	$ 30,802	$ 30,578